Corporate information	12 Months Ended
Dec. 31, 2024
Corporate information and statement of IFRS compliance [abstract]
Corporate information	Corporate informationSequans Communications S.A. (“Sequans”) is organized as a limited liability company (“société anonyme”) incorporated and domiciled in the Republic of France, with its principal place of business at 15-55 boulevard Charles de Gaulle, 92700 Colombes, France. Sequans, together with its subsidiaries (the “Company”), is a fabless designer, developer and provider of cellular semiconductor chips and modules for massive and broadband Internet of Things (IoT) markets. The Company’s semiconductor solutions incorporate baseband processor and radio frequency transceiver integrated circuits along with its proprietary signal processing techniques, algorithms and software stacks. For 5G/4G massive IoT applications, the Company provides a comprehensive product portfolio based on its Monarch LTE-M/NB-IoT and Calliope Cat 1 chip platforms, and , in the future, its 5G RedCap and eRedCap platforms, featuring low power consumption, a large set of integrated functionalities, and a global deployment capability.